Post-employment benefit plans	12 Months Ended
Dec. 31, 2020
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]

Note 26 Post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to post-employment benefit plans
USD million	31.12.20	31.12.19	31.12.18
Net periodic expenses for defined benefit plans	502	461	188
of which: related to major plans[1]	479	440	186
of which: Swiss pension plan[2]	459	417	153
of which: UK pension plan	3	3	11
of which: US and German pension plans	18	21	22
of which: related to remaining plans and other expenses[3]	23	21	2
Expenses for defined contribution plans[4]	343	326	268
of which: UK plans	88	82	80
of which: US plan	190	173	127
of which: remaining plans	65	71	61
Total post-employment benefit plan expenses[5]	845	787	457
1 Refer to Note 26a for more information. 2 Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.20	31.12.19	31.12.18
Major plans[1]	(323)	(135)	(230)
of which: Swiss pension plan	(276)	(22)	(352)
of which: UK pension plan	(61)	(78)	130
of which: US and German pension plans	14	(35)	(8)
Remaining plans	(4)	(10)	9
Gains / (losses) recognized in other comprehensive income, before tax	(327)	(146)	(220)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	109	(41)	276
Gains / (losses) recognized in other comprehensive income, net of tax[2]	(218)	(186)	56
1 Refer to Note 26a for more information. 2 Refer to the “Statement of comprehensive income.”

The table below provides a breakdown of the assets and liabilities recognized on the balance sheet within Other non-financial assets and Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit asset
USD million	31.12.20	31.12.19
Major plans[1]	42	9
of which: Swiss pension plan[2]	0	0
of which: UK pension plan	0	4
of which: US and German pension plans	42	5
Total net defined benefit asset	42	9
1 Refer to Note 26a for more information. 2 As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

Balance sheet – net defined benefit liability
USD million	31.12.20	31.12.19
Major plans[1]	599	527
of which: UK pension plan	13	0
of which: US and German pension plans[2]	586	527
Remaining plans	123	107
Total net defined benefit liability[3]	722	633
1 Refer to Note 26a for more information. 2 Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively). 3 Refer to Note 19c.

a) Defined benefit plans

UBS has established defined benefit plans for its employees in various jurisdictions in accordance with local regulations and practices. The major plans are located in Switzerland, the UK, the US and Germany. The level of benefits depends on the specific plan rules.

For the funded plans, the plan assets are invested in a diversified portfolio of financial assets. Volatility arises in each plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s defined benefit obligation (DBO). UBS’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations are the primary drivers for determining when contributions are required.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law. The Swiss plan offers retirement, disability and survivor benefits and is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and the plan rules.

Savings contributions to the Swiss plan are paid by both employer and employee. Depending on the age of the employee, UBS pays a savings contribution that ranges between 6.5% and 27.5% of contributory base salary and between 2.8% and 9% of contributory variable compensation. UBS also pays risk contributions that are used to fund disability and survivor benefits. Employees can choose the level of savings contributions paid by them, which vary between 2.5% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation, depending on age and choice of savings contribution category.

The plan offers to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full lump sum payment. Participants can choose to draw early retirement benefits starting from the age of 58, but can also continue employment and remain active members of the plan until the age of 70. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits.

The pension amount payable to a participant is calculated by applying a conversion rate to the accumulated balance of the participant’s retirement savings account at the retirement date. The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the participant’s retirement savings account, as well as the interest accrued. The interest rate is defined annually by the Pension Foundation Board.

Although the Swiss plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the participants’ retirement savings accounts and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed regularly. Should an underfunded situation on this basis occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2020, the Swiss plan had a technical funding ratio under Swiss pension law of 132.6% (31 December 2019: 127.1%).

The investment strategy of the Swiss plan complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2020, the Swiss plan was in a surplus situation on an IFRS measurement basis, as the fair value of the plan’s assets exceeded the DBO by USD 4,862 million (31 December 2019: a surplus of USD 3,724 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. As of both 31 December 2020 and 31 December 2019, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet.

In the first quarter of 2020, UBS adopted an enhanced methodology for measuring the estimated future economic benefits available under the Swiss pension plan, whereby future net service cost is measured individually for each future year, considering the individually applicable discount rate. In addition, an enhanced discount curve methodology was adopted, utilizing the FINMA-published ultimate forward rate, which represents the average long-term historical real rate plus expected inflation over the long-dated periods where discount rates are unobservable. No changes have been made to the methodology for measuring the defined benefit obligation.

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS in Switzerland and UBS agreed to measures that took effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased from 64 to 65, employee contributions were increased, and savings contributions started from age 20 instead of 25. Pensions already in payment on 1 January 2019 were not affected.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS committed to pay an extraordinary contribution of up to CHF 720 million (USD 813 million based on the closing exchange rate as of 31 December 2020) in three installments in 2020, 2021 and 2022. In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS, resulting in a pre-tax gain of USD 241 million in 2018. This effect was recognized as a reduction in Personnel expenses with a corresponding effect in Other comprehensive income (OCI). The first installment of USD 235 million was paid in 2020 and reduced OCI with no effect on the income statement. If the Swiss plan remains in an asset ceiling position, the two payments in 2021 and 2022, adjusted for expected forfeitures, are expected to reduce OCI by USD 437 million, with no effect on the income statement.

The second installment of USD 254 million was paid in January 2021 and the regular employer contributions expected to be made to the Swiss plan in 2021 are estimated to be USD 518 million.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. The plan provides guaranteed lifetime pension benefits to plan participants upon retirement. Since 2000, the UK plan has been closed to new entrants and, since 2013, plan participants are no longer accruing benefits for current or future service. Instead, employees participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board and UBS. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS. In the event of underfunding, UBS and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2020, UBS made deficit funding contributions of USD 46 million to the UK plan. In 2019, UBS made deficit funding contributions of USD 242 million.

The plan assets are invested in a diversified portfolio of financial assets. In 2020, the UK Pension Trustee Board entered into a longevity swap with an external insurance company, which is recognized as a plan asset. The longevity swap enables the UK pension plan to hedge the risk between expected and actual longevity, which should mitigate volatility in the net defined benefit asset / liability. The longevity swap had nil value on 31 December 2020.

In 2019, UBS and the Pension Trustee Board entered into an arrangement whereby a collateral pool was established to provide security for the pension fund. The value of the collateral pool as of 31 December 2020 was USD 347 million (31 December 2019: USD 364 million) and includes corporate bonds, government-related debt instruments and other financial assets. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS’s insolvency or not paying a required deficit funding contribution.

In 2021, no contributions are expected to be made to the UK defined benefit plan, subject to regular funding reviews during the year.

US pension plans

There are two distinct major defined benefit plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the defined benefit plans is a contribution-based plan in which each participant accrues a percentage of salary in a retirement savings account. The retirement savings account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other defined benefit plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity.

As required under applicable pension laws, both plans have fiduciaries who, together with UBS, are responsible for the governance of the plans. UBS regularly reviews the contribution strategy for these plans, considering statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan.

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets.

The employer contributions expected to be made to the US defined benefit plans in 2021 are estimated at USD 10 million.

German pension plans

There are two defined benefit plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a retirement savings account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections related to variable compensation. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are subject to German pension law, whereby the responsibility to pay pension benefits when they are due resides entirely with UBS. A portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS to the participants of the German plans in 2021 are estimated at USD 11 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit plans
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Defined benefit obligation at the beginning of the year	24,496	22,566	3,654	3,192	1,820	1,679	29,970	27,437
Current service cost	447	409	0	0	6	6	453	415
Interest expense	72	200	73	92	45	59	190	351
Plan participant contributions	259	240	0	0	0	0	259	240
Remeasurements	1,279	1,728	449	361	105	185	1,832	2,275
of which: actuarial (gains) / losses due to changes in demographic assumptions	(164)	(196)	(14)	(26)	(34)	3	(212)	(220)
of which: actuarial (gains) / losses due to changes in financial assumptions	983	1,641	505	421	134	179	1,621	2,241
of which: experience (gains) / losses[1]	460	284	(42)	(34)	5	4	423	254
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Benefit payments	(1,153)	(1,046)	(148)	(135)	(108)	(102)	(1,409)	(1,283)
Other movements	(4)	0	0	0	0	0	(4)	0
Foreign currency translation	2,333	399	132	144	37	(8)	2,501	535
Defined benefit obligation at the end of the year	27,728	24,496	4,162	3,654	1,905	1,820	33,795	29,970
of which: amounts owed to active members	13,765	11,577	159	164	245	235	14,169	11,976
of which: amounts owed to deferred members	0	0	1,879	1,559	743	675	2,622	2,233
of which: amounts owed to retirees	13,963	12,918	2,124	1,931	917	911	17,004	15,760
Fair value of plan assets at the beginning of the year	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Return on plan assets excluding interest income	1,818	2,059	388	284	118	150	2,324	2,492
Interest income	84	233	73	89	38	47	196	369
Employer contributions	729	452	46	242	17	38	792	732
Plan participant contributions	259	240	0	0	0	0	259	240
Benefit payments	(1,153)	(1,046)	(148)	(135)	(108)	(102)	(1,409)	(1,283)
Administration expenses, taxes and premiums paid	(13)	(11)	0	0	(4)	(2)	(17)	(13)
Foreign currency translation	2,647	453	132	146	0	0	2,779	599
Fair value of plan assets at the end of the year	32,590	28,219	4,149	3,658	1,360	1,299	38,100	33,176
Asset ceiling effect at the beginning of the year	3,724	3,274	0	0	0	0	3,724	3,274
Interest expense on asset ceiling effect	12	30	0	0	0	0	12	30
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	814	353	0	0	0	0	814	353
Foreign currency translation	313	67	0	0	0	0	313	67
Asset ceiling effect at the end of the year	4,862	3,724	0	0	0	0	4,862	3,724
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	4	(160)	(521)	(511)	(518)	(671)
Net periodic expenses recognized in net profit	(459)	(417)	(3)	(3)	(18)	(21)	(479)	(440)
Gains / (losses) recognized in other comprehensive income	(276)	(22)	(61)	(78)	14	(35)	(323)	(135)
Employer contributions	729	452	46	242	17	38	792	732
Other movements	4	0	0	0	0	0	4	0
Foreign currency translation	1	(13)	0	2	(37)	8	(35)	(3)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(13)	4	(545)	(521)	(558)	(518)

Funded and unfunded plans
Defined benefit obligation from funded plans	27,728	24,496	4,162	3,654	1,319	1,319	33,209	29,469
Defined benefit obligation from unfunded plans	0	0	0	0	586	501	586	501
Plan assets	32,590	28,219	4,149	3,658	1,360	1,299	38,100	33,176
Surplus / (deficit)	4,862	3,724	(13)	4	(545)	(521)	4,304	3,206
Asset ceiling effect	4,862	3,724	0	0	0	0	4,862	3,724
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)
Analysis of amounts recognized in net profit
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Current service cost	447	409	0	0	6	6	453	415
Interest expense related to defined benefit obligation	72	200	73	92	45	59	190	351
Interest income related to plan assets	(84)	(233)	(73)	(89)	(38)	(47)	(196)	(369)
Interest expense on asset ceiling effect	12	30	0	0	0	0	12	30
Administration expenses, taxes and premiums paid	13	11	0	0	4	2	17	13
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Net periodic expenses recognized in net profit	459	417	3	3	18	21	479	440

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Remeasurement of defined benefit obligation	(1,279)	(1,728)	(449)	(361)	(105)	(185)	(1,832)	(2,275)
of which: change in discount rate assumption	(777)	(1,887)	(504)	(552)	(141)	(166)	(1,421)	(2,605)
of which: change in rate of salary increase assumption	(230)	3	0	0	0	0	(230)	3
of which: change in rate of pension increase assumption	0	0	(1)	132	1	(4)	0	128
of which: change in rate of interest credit on retirement savings assumption	26	243	0	0	24	18	50	261
of which: change in life expectancy	261	0	22	21	50	4	333	25
of which: change in other actuarial assumptions	(99)	196	(8)	5	(34)	(33)	(142)	168
of which: experience gains / (losses)[1]	(460)	(284)	42	34	(5)	(4)	(423)	(254)
Return on plan assets excluding interest income	1,818	2,059	388	284	118	150	2,324	2,492
Asset ceiling effect excluding interest expense and foreign currency translation	(814)	(353)	0	0	0	0	(814)	(353)
Total gains / (losses) recognized in other comprehensive income, before tax	(276)	(22)	(61)	(78)	14	(35)	(323)	(135)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

The table below provides information about the duration of the DBO and the timing for expected benefit payments.

	Swiss pension plan		UK pension plan		US and German pension plans[1]
	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Duration of the defined benefit obligation (in years)	15.7	14.9	19.0	20.2	10.2	10.1
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,293	1,232	114	93	122	121
Benefits expected to be paid between 1 and 3 years	2,630	2,483	232	209	235	228
Benefits expected to be paid between 3 and 6 years	3,839	3,670	406	384	346	346
Benefits expected to be paid between 6 and 11 years	6,166	5,761	744	748	532	548
Benefits expected to be paid between 11 and 16 years	5,646	5,070	758	807	413	455
Benefits expected to be paid in more than 16 years	18,884	15,517	3,206	3,913	541	721
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each plan’s DBO considers different actuarial assumptions. Changes in these assumptions lead to volatility in the DBO. The actuarial assumptions used for the defined benefit plans are based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes in the defined benefit obligation are most sensitive to changes in the discount rate. The discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective plan. A decrease in the discount curve increases the DBO and an increase in the discount curve decreases the DBO. UBS regularly reviews the actuarial assumptions used in calculating the DBO to determine their continuing relevance.

›Refer to Note 1a item 6 for a description of the accounting policy for defined benefit plans

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions
	Swiss pension plan		UK pension plan		US and German pension plans[1]
In %	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate	0.10	0.29	1.42	2.07	1.62	2.58
Rate of salary increase	2.00	1.50	0.00	0.00	2.25	2.37
Rate of pension increase	0.00	0.00	2.89	2.92	1.70	1.80
Rate of interest credit on retirement savings	0.60	0.49	0.00	0.00	1.12	2.57
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	21.7	21.6	23.2	23.1
UK	S3PA with CMI 2019 projections[2]	23.4	23.3	24.6	24.5
USA	Pri-2012 with MP-2020 projection scale[3]	21.8	22.8	23.2	24.3
Germany	Dr. K. Heubeck 2018 G	20.8	20.7	23.6	23.5

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	23.4	23.6	24.9	25.1
UK	S3PA with CMI 2019 projections[2]	24.9	25.1	26.3	26.4
USA	Pri-2012 with MP-2020 projection scale[3]	23.2	24.4	24.5	25.9
Germany	Dr. K. Heubeck 2018 G	24.3	24.2	26.5	26.4
1 In 2019, BVG 2015 G with CMI 2016 projections was used. 2 In 2019, S2PA with CMI 2018 projections was used. 3 In 2019, RP-2014 WCHA with MP-2019 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss pension plan		UK pension plan		US and German pension plans
USD million	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate
Increase by 50 basis points	(1,793)	(1,505)	(370)	(346)	(91)	(86)
Decrease by 50 basis points	2,048	1,710	423	395	99	93
Rate of salary increase
Increase by 50 basis points	117	76	–[2]	–[2]	1	1
Decrease by 50 basis points	(111)	(73)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,413	1,221	358	331	8	7
Decrease by 50 basis points	–[3]	–[3]	(316)	(299)	(7)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	236	175	–[4]	–[4]	9	9
Decrease by 50 basis points	(188)[5]	(102)	–[4]	–[4]	(8)	(9)
Life expectancy
Increase in longevity by one additional year	1,061	886	182	154	60	51
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2020 and as of 31 December 2019, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2020, 20% of retirement savings were subject to a legal minimum rate of 1.00%.

Fair value of plan assets

The tables below provide information about the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	219	0	219	1	159	0	159	1
Real estate / property
Domestic	0	3,582	3,582	11	0	3,050	3,050	11
Foreign	0	331	331	1	0	160	160	1
Investment funds
Equity
Domestic	826	0	826	3	701	0	701	2
Foreign	6,284	1,958	8,242	25	6,091	1,653	7,743	27
Bonds[1]
Domestic, AAA to BBB–	3,721	0	3,721	11	3,238	0	3,238	11
Foreign, AAA to BBB–	6,146	0	6,146	19	5,880	0	5,880	21
Foreign, below BBB–	1,303	0	1,303	4	999	0	999	4
Other	3,363	3,722	7,085	22	1,604	3,956	5,560	20
Other investments	663	473	1,136	3	535	194	729	3
Total fair value of plan assets	22,525	10,065	32,590	100	19,206	9,014	28,219	100

			31.12.20				31.12.19
Total fair value of plan assets			32,590				28,219
of which:[2]
Bank accounts at UBS			231				159
UBS debt instruments			34				7
UBS shares			24				21
Securities lent to UBS[3]			1,416				1,328
Property occupied by UBS			96				88
Derivative financial instruments, counterparty UBS[3]			149				10
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 17 million as of 31 December 2020 (31 December 2019: positive USD 6 million).
Composition and fair value of plan assets (continued)

UK pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	195	0	195	5	141	0	141	4
Bonds[1]
Domestic, AAA to BBB–	2,150	0	2,150	52	1,810	0	1,810	49
Foreign, AAA to BBB–	53	0	53	1	0	0	0	0
Investment funds
Equity
Domestic	34	3	37	1	33	0	33	1
Foreign	1,077	0	1,077	26	916	0	916	25
Bonds[1]
Domestic, AAA to BBB–	919	131	1,050	25	610	117	727	20
Domestic, below BBB–	47	0	47	1	22	0	22	1
Foreign, AAA to BBB–	149	0	149	4	310	0	310	8
Foreign, below BBB–	110	0	110	3	108	0	108	3
Real estate
Domestic	98	16	114	3	103	18	122	3
Foreign	0	37	37	1	0	19	19	1
Other	(86)	0	(86)	(2)	0	0	0	0
Insurance contracts	0	8	8	0	0	7	7	0
Derivatives	(3)	0	(3)	0	3	0	3	0
Asset-backed securities	0	6	6	0	0	6	6	0
Other investments[2]	(803)	9	(794)	(19)	(572)	7	(565)	(15)
Total fair value of plan assets	3,940	209	4,149	100	3,483	175	3,658	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

US pension plans
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	38	0	38	3	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	490	0	490	36	475	0	475	37
Domestic, below BBB–	7	0	7	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	7	99	0	99	8
Foreign, below BBB–	1	0	1	0	3	0	3	0
Investment funds
Equity
Domestic	210	0	210	15	208	0	208	16
Foreign	169	0	169	12	161	0	161	12
Bonds[1]
Domestic, AAA to BBB–	195	0	195	14	176	0	176	14
Domestic, below BBB–	34	0	34	2	28	0	28	2
Foreign, AAA to BBB–	19	0	19	1	17	0	17	1
Foreign, below BBB–	3	0	3	0	3	0	3	0
Real estate
Domestic	0	14	14	1	0	13	13	1
Other	79	0	79	6	69	0	69	5
Insurance contracts	0	1	1	0	0	18	18	1
Total fair value of plan assets	1,345	15	1,360	100	1,268	31	1,299	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Defined contribution plans

UBS sponsors a number of defined contribution plans, with the most significant plans in the US and the UK. UBS’s obligation is limited to its contributions made in accordance with the plan, which may include direct contributions as well as matching contributions. Employer contributions to defined contribution plans are recognized as an expense, which, for 2020, 2019 and 2018, amounted to USD 343 million, USD 326 million and USD 268 million, respectively.

c) Related-party disclosure

UBS is the principal provider of banking services for the pension fund of UBS in Switzerland. In this capacity, UBS is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS pension funds do not have a similar banking relationship with UBS.

Also, UBS leases certain properties that are owned by the Swiss pension fund. As of 31 December 2020, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 11 million (31 December 2019: USD 14 million).

›Refer to the “Composition and fair value of plan assets” table in Note 26a for more information about fair value of investments in UBS instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS from and to the post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS
Fees	34	34	35
Paid by UBS
Rent	5	4	4
Dividends, capital repayments and interest	10	11	10

The transaction volumes in UBS shares and UBS debt instruments and the balances of UBS shares held as of 31 December were:

Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.20	31.12.19
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	1,758	967
UBS debt instruments (par values, USD million)	28	2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,605	1,977
UBS debt instruments (par values, USD million)	6	8

UBS shares held by post-employment benefit plans
	31.12.20	31.12.19
Number of shares (in thousands of shares)	14,854	15,701
Fair value (USD million)	210	198

UBS AG
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]

Note 26 Post-employment benefit plans

The table below provides a breakdown of expenses related to pension and other post-employment benefit plans recognized in the income statement within Personnel expenses.

Income statement – expenses related to post-employment benefit plans
USD million	31.12.20	31.12.19	31.12.18
Net periodic expenses for defined benefit plans	306	291	140
of which: related to major plans[1]	289	271	141
of which: Swiss pension plan[2]	269	248	108
of which: UK pension plan	3	3	11
of which: US and German pension plans	18	21	22
of which: related to remaining plans and other expenses[3]	17	19	(1)
Expenses for defined contribution plans[4]	291	278	223
of which: UK plans	36	34	35
of which: US plan	190	173	127
of which: remaining plans	65	71	61
Total post-employment benefit plan expenses[5]	597	569	363
1 Refer to Note 26a for more information. 2 Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.

The table below provides a breakdown of amounts recognized in Other comprehensive income for defined benefit plans.

Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.20	31.12.19	31.12.18
Major plans[1]	(219)	(128)	(79)
of which: Swiss pension plan	(172)	(15)	(201)
of which: UK pension plan	(61)	(78)	130
of which: US and German pension plans	14	(35)	(8)
Remaining plans	(3)	(1)	9
Gains / (losses) recognized in other comprehensive income, before tax	(222)	(129)	(70)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	88	(41)	245
Gains / (losses) recognized in other comprehensive income, net of tax[2]	(134)	(170)	175
1 Refer to Note 26a for more information. 2 Refer to the “Statement of comprehensive income.”

The table below provides a breakdown of the assets and liabilities recognized on the balance sheet within Other non-financial assets and Other non-financial liabilities related to defined benefit plans.

Balance sheet – net defined benefit asset
USD million	31.12.20	31.12.19
Major plans[1]	42	9
of which: Swiss pension plan[2]	0	0
of which: UK pension plan	0	4
of which: US and German pension plans	42	5
Total net defined benefit asset	42	9
1 Refer to Note 26a for more information. 2 As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

Balance sheet – net defined benefit liability
USD million	31.12.20	31.12.19
Major plans[1]	599	527
of which: UK pension plan	13	0
of which: US and German pension plans[2]	586	527
Remaining plans	112	103
Total net defined benefit liability[3]	711	629
1 Refer to Note 26a for more information. 2 Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively). 3 Refer to Note 19c.

a) Defined benefit plans

UBS AG has established defined benefit plans for its employees in various jurisdictions in accordance with local regulations and practices. The major plans are located in Switzerland, the UK, the US and Germany. The level of benefits depends on the specific plan rules.

For the funded plans, the plan assets are invested in a diversified portfolio of financial assets. Volatility arises in each plan’s net asset / liability position because the fair value of the plan’s financial assets is not fully correlated to movements in the value of the plan’s defined benefit obligation (DBO). UBS AG’s general principle is to ensure that the plans are adequately funded on the basis of actuarial valuations. Local pension regulations are the primary drivers for determining when contributions are required.

Swiss pension plan

The Swiss pension plan covers employees of UBS AG and employees of companies having close economic or financial ties with UBS AG, and exceeds the minimum benefit requirements under Swiss pension law.

In 2017, a significant number of employees transferred from UBS AG to UBS Business Solutions AG, which is a directly held subsidiary of UBS Group AG. There continues to be one pooled pension plan in Switzerland covering the employees of UBS AG and those transferred to UBS Business Solutions AG. UBS AG and UBS Business Solutions AG both are legal sponsors of UBS’s Swiss pension plan. Since the date of the employee transfer, UBS AG and UBS Business Solutions AG apply proportionate defined benefit accounting, i.e., the net pension cost and the net pension asset / liability of the Swiss pension plan are allocated proportionally between UBS AG and UBS Business Solutions AG based on the aggregated net pension cost and defined benefit obligations related to their employees.

The Swiss plan offers retirement, disability and survivor benefits and is governed by a Pension Foundation Board. The responsibilities of this board are defined by Swiss pension law and the plan rules.

Savings contributions to the Swiss plan are paid by both employer and employee. Depending on the age of the employee, UBS AG pays a savings contribution that ranges between 6.5% and 27.5% of contributory base salary and between 2.8% and 9% of contributory variable compensation. UBS AG also pays risk contributions that are used to fund disability and survivor benefits. Employees can choose the level of savings contributions paid by them, which vary between 2.5% and 13.5% of contributory base salary and between 0% and 9% of contributory variable compensation, depending on age and choice of savings contribution category.

The plan offers to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full lump sum payment. Participants can choose to draw early retirement benefits starting from the age of 58, but can also continue employment and remain active members of the plan until the age of 70. Employees have the opportunity to make additional purchases of benefits to fund early retirement benefits.

The pension amount payable to a participant is calculated by applying a conversion rate to the accumulated balance of the participant’s retirement savings account at the retirement date. The balance is based on credited vested benefits transferred from previous employers, purchases of benefits, and the employee and employer contributions that have been made to the participant’s retirement savings account, as well as the interest accrued. The interest rate is defined annually by the Pension Foundation Board.

Although the Swiss plan is based on a defined contribution promise under Swiss pension law, it is accounted for as a defined benefit plan under IFRS, primarily because of the obligation to accrue interest on the participants’ retirement savings accounts and the payment of lifetime pension benefits.

An actuarial valuation in accordance with Swiss pension law is performed regularly. Should an underfunded situation on this basis occur, the Pension Foundation Board is required to take the necessary measures to ensure that full funding can be expected to be restored within a maximum period of 10 years. If a Swiss plan were to become significantly underfunded on a Swiss pension law basis, additional employer and employee contributions could be required. In this situation, the risk is shared between employer and employees, and the employer is not legally obliged to cover more than 50% of the additional contributions required. As of 31 December 2020, the Swiss plan had a technical funding ratio under Swiss pension law of 132.6% (31 December 2019: 127.1%).

The investment strategy of the Swiss plan complies with Swiss pension law, including the rules and regulations relating to diversification of plan assets. These rules, among others, specify restrictions on the composition of plan assets; e.g., there is a limit of 50% for investments in equities. The investment strategy of the Swiss plan is aligned with the defined risk budget set out by the Pension Foundation Board. The risk budget is determined on the basis of regularly performed asset and liability management analyses. In order to implement the risk budget, the Swiss plan may use direct investments, investment funds and derivatives. To mitigate foreign currency risk, a specific currency hedging strategy is in place. The Pension Foundation Board strives for a medium- and long-term balance between assets and liabilities.

As of 31 December 2020, the Swiss plan was in a surplus situation on an IFRS measurement basis, as the fair value of the plan’s assets exceeded the DBO by USD 2,739 million (31 December 2019: a surplus of USD 2,099 million). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed the estimated future economic benefit, which equals the difference between the present value of the estimated future net service cost and the present value of the estimated future employer contributions. As of both 31 December 2020 and 31 December 2019, the estimated future economic benefit was zero and hence no net defined benefit asset was recognized on the balance sheet.

In the first quarter of 2020, UBS AG adopted an enhanced methodology for measuring the estimated future economic benefits available under the Swiss pension plan, whereby future net service cost is measured individually for each future year, considering the individually applicable discount rate. In addition, an enhanced discount curve methodology was adopted, utilizing the FINMA-published ultimate forward rate, which represents the average long-term historical real rate plus expected inflation over the long-dated periods where discount rates are unobservable. No changes have been made to the methodology for measuring the defined benefit obligation.

Changes to the Swiss pension plan

As a result of the effects of continuing low and in some cases negative interest rates, diminished investment return expectations and increasing life expectancy, the pension fund of UBS AG in Switzerland and UBS AG agreed to measures that took effect from the start of 2019 to support the long-term financial stability of the Swiss pension fund. As a result, the conversion rate was lowered, the regular retirement age was increased from 64 to 65, employee contributions were increased, and savings contributions started from age 20 instead of 25. Pensions already in payment on 1 January 2019 were not affected.

To mitigate the effects of the reduction of the conversion rate on future pensions, UBS AG committed to pay an extraordinary contribution of up to CHF 450 million (USD 508 million based on the closing exchange rate as of 31 December 2020) in three installments in 2020, 2021 and 2022. In accordance with IFRS, these measures led to a reduction in the pension obligation recognized by UBS AG, resulting in a pre-tax gain of USD 132 million in 2018. This effect was recognized as a reduction in Personnel expenses with a corresponding effect in Other comprehensive income (OCI). The first installment of USD 143 million was paid in 2020 and reduced OCI with no effect on the income statement. If the Swiss plan remains in an asset ceiling position, the two payments in 2021 and 2022, adjusted for expected forfeitures, are expected to reduce OCI by USD 262 million, with no effect on the income statement.

The second installment of USD 152 million was paid in January 2021 and the regular employer contributions expected to be made to the Swiss plan in 2021 are estimated to be USD 292 million.

UK pension plan

The UK plan is a career-average revalued earnings scheme, and benefits increase automatically based on UK price inflation. The normal retirement age for participants in the UK plan is 60. The plan provides guaranteed lifetime pension benefits to plan participants upon retirement. Since 2000, the UK plan has been closed to new entrants and, since 2013, plan participants are no longer accruing benefits for current or future service. Instead, employees participate in the UK defined contribution plan.

The governance responsibility for the UK plan lies jointly with the Pension Trustee Board and UBS AG. The employer contributions to the pension fund reflect agreed-upon deficit funding contributions, which are determined on the basis of the most recent actuarial valuation using assumptions agreed by the Pension Trustee Board and UBS AG. In the event of underfunding, UBS AG and the Pension Trustee Board must agree on a deficit recovery plan within statutory deadlines. In 2020, UBS AG made deficit funding contributions of USD 46 million to the UK plan. In 2019, UBS AG made deficit funding contributions of USD 242 million.

The plan assets are invested in a diversified portfolio of financial assets. In 2020, the UK Pension Trustee Board entered into a longevity swap with an external insurance company, which is recognized as a plan asset. The longevity swap enables the UK pension plan to hedge the risk between expected and actual longevity, which should mitigate volatility in the net defined benefit asset / liability. The longevity swap had nil value on 31 December 2020.

In 2019, UBS AG and the Pension Trustee Board entered into an arrangement whereby a collateral pool was established to provide security for the pension fund. The value of the collateral pool as of 31 December 2020 was USD 347 million (31 December 2019: USD 364 million) and includes corporate bonds, government-related debt instruments and other financial assets. The arrangement provides the Pension Trustee Board dedicated access to a pool of assets in the event of UBS AG’s insolvency or not paying a required deficit funding contribution.

In 2021, no contributions are expected to be made to the UK defined benefit plan, subject to regular funding reviews during the year.

US pension plans

There are two distinct major defined benefit plans in the US, both with a normal retirement age of 65. Since 1998 and 2001, respectively, the plans have been closed to new entrants, who instead can participate in defined contribution plans.

One of the defined benefit plans is a contribution-based plan in which each participant accrues a percentage of salary in a retirement savings account. The retirement savings account is credited annually with interest based on a rate that is linked to the average yield on one-year US government bonds. For the other defined benefit plan, retirement benefits accrue based on the career-average earnings of each individual plan participant. Former employees with vested benefits have the option to take a lump sum payment or a lifetime annuity.

As required under applicable pension laws, both plans have fiduciaries who, together with UBS AG, are responsible for the governance of the plans. UBS AG regularly reviews the contribution strategy for these plans, considering statutory funding rules and the cost of any premiums that must be paid to the Pension Benefit Guaranty Corporation for having an underfunded plan.

The plan assets for both plans are invested in a diversified portfolio of financial assets. Each plan’s fiduciaries are responsible for the investment decisions with respect to the plan assets.

The employer contributions expected to be made to the US defined benefit plans in 2021 are estimated at USD 10 million.

German pension plans

There are two defined benefit plans in Germany, and both are contribution-based plans. No plan assets are set aside to fund these plans, and benefits are paid directly by UBS AG. The normal retirement age for the participants in the German plans is 65. Within the larger of the two plans, each participant accrues a percentage of salary in a retirement savings account. The accumulated account balance of the plan participant is credited on an annual basis with guaranteed interest at a rate of 5%. In the other plan, amounts are accrued annually based on employee elections related to variable compensation. For this plan, the accumulated account balance is credited on an annual basis with a guaranteed interest rate of 6% for amounts accrued before 2010, of 4% for amounts accrued from 2010 to 2017 and of 0.9% for amounts accrued after 2017. Both plans are subject to German pension law, whereby the responsibility to pay pension benefits when they are due resides entirely with UBS AG. A portion of the pension payments is directly increased in line with price inflation.

The benefits expected to be paid by UBS AG to the participants of the German plans in 2021 are estimated at USD 11 million.

Financial information by plan

The tables on the following pages provide an analysis of the movement in the net asset / liability recognized on the balance sheet for defined benefit plans, as well as an analysis of amounts recognized in net profit and in Other comprehensive income.

Defined benefit plans
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Defined benefit obligation at the beginning of the year	13,809	13,774	3,654	3,192	1,820	1,679	19,283	18,645
Current service cost	262	243	0	0	6	6	268	249
Interest expense	40	122	73	92	45	59	159	273
Plan participant contributions	159	149	0	0	0	0	159	149
Remeasurements	677	(61)	449	361	105	185	1,231	485
of which: actuarial (gains) / losses due to changes in demographic assumptions	(53)	(125)	(14)	(26)	(34)	3	(101)	(148)
of which: actuarial (gains) / losses due to changes in financial assumptions	565	1,006	505	421	134	179	1,204	1,605
of which: experience (gains) / losses[1,2]	165	(942)	(42)	(34)	5	4	127	(972)
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Benefit payments	(641)	(624)	(148)	(135)	(108)	(102)	(898)	(860)
Other movements	(4)	0	0	0	0	0	(4)	0
Foreign currency translation	1,317	206	132	144	37	(8)	1,486	342
Defined benefit obligation at the end of the year	15,619	13,809	4,162	3,654	1,905	1,820	21,686	19,283
of which: amounts owed to active members	8,290	7,073	159	164	245	235	8,694	7,472
of which: amounts owed to deferred members	0	0	1,879	1,559	743	675	2,622	2,233
of which: amounts owed to retirees	7,329	6,735	2,124	1,931	917	911	10,370	9,577
Fair value of plan assets at the beginning of the year	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Return on plan assets excluding interest income[2]	962	(30)	388	284	118	150	1,469	403
Interest income	48	142	73	89	38	47	159	278
Employer contributions	436	271	46	242	17	38	499	550
Plan participant contributions	159	149	0	0	0	0	159	149
Benefit payments	(641)	(624)	(148)	(135)	(108)	(102)	(898)	(860)
Administration expenses, taxes and premiums paid	(8)	(7)	0	0	(4)	(2)	(11)	(9)
Foreign currency translation	1,495	235	132	146	0	0	1,626	381
Fair value of plan assets at the end of the year	18,358	15,908	4,149	3,658	1,360	1,299	23,867	20,864
Asset ceiling effect at the beginning of the year	2,099	1,998	0	0	0	0	2,099	1,998
Interest expense on asset ceiling effect	7	18	0	0	0	0	7	18
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	457	46	0	0	0	0	457	46
Foreign currency translation	176	36	0	0	0	0	176	36
Asset ceiling effect at the end of the year	2,739	2,099	0	0	0	0	2,739	2,099
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	4	(160)	(521)	(511)	(518)	(671)
Net periodic expenses recognized in net profit	(269)	(248)	(3)	(3)	(18)	(21)	(289)	(271)
Gains / (losses) recognized in other comprehensive income	(172)	(15)	(61)	(78)	14	(35)	(219)	(128)
Employer contributions	436	271	46	242	17	38	499	550
Other movements	4	0	0	0	0	0	4	0
Foreign currency translation	1	(8)	0	2	(37)	8	(35)	2
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(13)	4	(545)	(521)	(558)	(518)

Funded and unfunded plans
Defined benefit obligation from funded plans	15,619	13,809	4,162	3,654	1,319	1,319	21,100	18,782
Defined benefit obligation from unfunded plans	0	0	0	0	586	501	586	501
Plan assets	18,358	15,908	4,149	3,658	1,360	1,299	23,867	20,864
Surplus / (deficit)	2,739	2,099	(13)	4	(545)	(521)	2,181	1,582
Asset ceiling effect	2,739	2,099	0	0	0	0	2,739	2,099
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.
Analysis of amounts recognized in net profit
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Current service cost	262	243	0	0	6	6	268	249
Interest expense related to defined benefit obligation	40	122	73	92	45	59	159	273
Interest income related to plan assets	(48)	(142)	(73)	(89)	(38)	(47)	(159)	(278)
Interest expense on asset ceiling effect	7	18	0	0	0	0	7	18
Administration expenses, taxes and premiums paid	8	7	0	0	4	2	11	9
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Net periodic expenses recognized in net profit	269	248	3	3	18	21	289	271

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Remeasurement of defined benefit obligation	(677)	61	(449)	(361)	(105)	(185)	(1,231)	(485)
of which: change in discount rate assumption	(447)	(1,156)	(504)	(552)	(141)	(166)	(1,092)	(1,874)
of which: change in rate of salary increase assumption	(132)	2	0	0	0	0	(132)	2
of which: change in rate of pension increase assumption	0	0	(1)	132	1	(4)	0	128
of which: change in rate of interest credit on retirement savings assumption	15	149	0	0	24	18	39	167
of which: change in life expectancy	84	0	22	21	50	4	156	25
of which: change in other actuarial assumptions	(33)	125	(8)	5	(34)	(33)	(75)	97
of which: experience gains / (losses)[1,2]	(165)	942	42	34	(5)	(4)	(127)	972
Return on plan assets excluding interest income	962	(30)	388	284	118	150	1,469	403
Asset ceiling effect excluding interest expense and foreign currency translation	(457)	(46)	0	0	0	0	(457)	(46)
Total gains / (losses) recognized in other comprehensive income, before tax	(172)	(15)	(61)	(78)	14	(35)	(219)	(128)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.

The table below provides information about the duration of the DBO and the timing for expected benefit payments.

	Swiss pension plan		UK pension plan		US and German pension plans[1]
	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Duration of the defined benefit obligation (in years)	16.2	15.2	19.0	20.2	10.2	10.1
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	710	687	114	93	122	121
Benefits expected to be paid between 1 and 3 years	1,442	1,383	232	209	235	228
Benefits expected to be paid between 3 and 6 years	2,100	2,048	406	384	346	346
Benefits expected to be paid between 6 and 11 years	3,408	3,232	744	748	532	548
Benefits expected to be paid between 11 and 16 years	3,184	2,899	758	807	413	455
Benefits expected to be paid in more than 16 years	11,186	9,136	3,206	3,913	541	721
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Actuarial assumptions

The measurement of each plan’s DBO considers different actuarial assumptions. Changes in these assumptions lead to volatility in the DBO. The actuarial assumptions used for the defined benefit plans are based on the economic conditions prevailing in the jurisdiction in which they are offered. Changes in the defined benefit obligation are most sensitive to changes in the discount rate. The discount rate is based on the yield of high-quality corporate bonds quoted in an active market in the currency of the respective plan. A decrease in the discount curve increases the DBO and an increase in the discount curve decreases the DBO. UBS AG regularly reviews the actuarial assumptions used in calculating the DBO to determine their continuing relevance.

›Refer to Note 1a item 6 for a description of the accounting policy for defined benefit plans

The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.

Significant actuarial assumptions
	Swiss pension plan		UK pension plan		US and German pension plans[1]
In %	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate	0.10	0.29	1.42	2.07	1.62	2.58
Rate of salary increase	2.00	1.50	0.00	0.00	2.25	2.37
Rate of pension increase	0.00	0.00	2.89	2.92	1.70	1.80
Rate of interest credit on retirement savings	0.60	0.49	0.00	0.00	1.12	2.57
1 Represents weighted average assumptions across US and German plans.

Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	21.7	21.6	23.2	23.1
UK	S3PA with CMI 2019 projections[2]	23.4	23.3	24.6	24.5
USA	Pri-2012 with MP-2020 projection scale[3]	21.8	22.8	23.2	24.3
Germany	Dr. K. Heubeck 2018 G	20.8	20.7	23.6	23.5

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	23.4	23.6	24.9	25.1
UK	S3PA with CMI 2019 projections[2]	24.9	25.1	26.3	26.4
USA	Pri-2012 with MP-2020 projection scale[3]	23.2	24.4	24.5	25.9
Germany	Dr. K. Heubeck 2018 G	24.3	24.2	26.5	26.4
1 In 2019, BVG 2015 G with CMI 2016 projections was used. 2 In 2019, S2PA with CMI 2018 projections was used. 3 In 2019, RP-2014 WCHA with MP-2019 projection scale was used.

Sensitivity analysis of significant actuarial assumptions

The table below presents a sensitivity analysis for each significant actuarial assumption, showing how the DBO would have been affected by changes in the relevant actuarial assumption that were reasonably possible at the balance sheet date. Unforeseen circumstances may arise, which could result in variations that are outside the range of alternatives deemed reasonably possible. Caution should be used in extrapolating the sensitivities below on the DBO as the sensitivities may not be linear.

Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss pension plan		UK pension plan		US and German pension plans
USD million	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate
Increase by 50 basis points	(1,030)	(853)	(370)	(346)	(91)	(86)
Decrease by 50 basis points	1,181	972	423	395	99	93
Rate of salary increase
Increase by 50 basis points	74	49	–[2]	–[2]	1	1
Decrease by 50 basis points	(71)	(47)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	793	673	358	331	8	7
Decrease by 50 basis points	–[3]	–[3]	(316)	(299)	(7)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	142	107	–[4]	–[4]	9	9
Decrease by 50 basis points	(113)[5]	(62)	–[4]	–[4]	(8)	(9)
Life expectancy
Increase in longevity by one additional year	566	459	182	154	60	51
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2020 and as of 31 December 2019, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2020, 17.7% of retirement savings were subject to a legal minimum rate of 1.00%.

Fair value of plan assets

The tables below provide information about the composition and fair value of plan assets of the Swiss, the UK and the US pension plans.

Composition and fair value of plan assets

Swiss pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	123	0	123	1	90	0	90	1
Real estate / property
Domestic	0	2,018	2,018	11	0	1,720	1,720	11
Foreign	0	186	186	1	0	90	90	1
Investment funds
Equity
Domestic	465	0	465	3	395	0	395	2
Foreign	3,540	1,103	4,642	25	3,433	932	4,365	27
Bonds[1]
Domestic, AAA to BBB–	2,096	0	2,096	11	1,825	0	1,825	11
Foreign, AAA to BBB–	3,462	0	3,462	19	3,315	0	3,315	21
Foreign, below BBB–	734	0	734	4	563	0	563	4
Other	1,894	2,097	3,991	22	904	2,230	3,134	20
Other investments	373	266	640	3	301	109	411	3
Total fair value of plan assets	12,688	5,670	18,358	100	10,827	5,081	15,908	100

			31.12.20				31.12.19
Total fair value of plan assets			18,358				15,908
of which:[2]
Bank accounts at UBS AG			130				90
UBS AG debt instruments			19				4
UBS Group AG shares			13				12
Securities lent to UBS AG3			796				748
Property occupied by UBS AG			54				50
Derivative financial instruments, counterparty UBS AG3			84				6
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 9 million as of 31 December 2020 (31 December 2019: positive USD 3 million).

Composition and fair value of plan assets (continued)

UK pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	195	0	195	5	141	0	141	4
Bonds[1]
Domestic, AAA to BBB–	2,150	0	2,150	52	1,810	0	1,810	49
Foreign, AAA to BBB–	53	0	53	1	0	0	0	0
Investment funds
Equity
Domestic	34	3	37	1	33	0	33	1
Foreign	1,077	0	1,077	26	916	0	916	25
Bonds[1]
Domestic, AAA to BBB–	919	131	1,050	25	610	117	727	20
Domestic, below BBB–	47	0	47	1	22	0	22	1
Foreign, AAA to BBB–	149	0	149	4	310	0	310	8
Foreign, below BBB–	110	0	110	3	108	0	108	3
Real estate
Domestic	98	16	114	3	103	18	122	3
Foreign	0	37	37	1	0	19	19	1
Other	(86)	0	(86)	(2)	0	0	0	0
Insurance contracts	0	8	8	0	0	7	7	0
Derivatives	(3)	0	(3)	0	3	0	3	0
Asset-backed securities	0	6	6	0	0	6	6	0
Other investments[2]	(803)	9	(794)	(19)	(572)	7	(565)	(15)
Total fair value of plan assets	3,940	209	4,149	100	3,483	175	3,658	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US pension plans
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	38	0	38	3	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	490	0	490	36	475	0	475	37
Domestic, below BBB–	7	0	7	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	7	99	0	99	8
Foreign, below BBB–	1	0	1	0	3	0	3	0
Investment funds
Equity
Domestic	210	0	210	15	208	0	208	16
Foreign	169	0	169	12	161	0	161	12
Bonds[1]
Domestic, AAA to BBB–	195	0	195	14	176	0	176	14
Domestic, below BBB–	34	0	34	2	28	0	28	2
Foreign, AAA to BBB–	19	0	19	1	17	0	17	1
Foreign, below BBB–	3	0	3	0	3	0	3	0
Real estate
Domestic	0	14	14	1	0	13	13	1
Other	79	0	79	6	69	0	69	5
Insurance contracts	0	1	1	0	0	18	18	1
Total fair value of plan assets	1,345	15	1,360	100	1,268	31	1,299	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

b) Defined contribution plans

UBS AG sponsors a number of defined contribution plans, with the most significant plans in the US and the UK. UBS AG’s obligation is limited to its contributions made in accordance with the plan, which may include direct contributions as well as matching contributions. Employer contributions to defined contribution plans are recognized as an expense, which, for 2020, 2019 and 2018, amounted to USD 291 million, USD 278 million and USD 223 million, respectively.

c) Related-party disclosure

UBS AG is the principal provider of banking services for the pension fund of UBS AG in Switzerland. In this capacity, UBS AG is engaged to execute most of the pension fund’s banking activities. These activities can include, but are not limited to, trading, securities lending and borrowing and derivative transactions. The non-Swiss UBS AG pension funds do not have a similar banking relationship with UBS AG.

Also, UBS AG leases certain properties that are owned by the Swiss pension fund. As of 31 December 2020, the minimum commitment toward the Swiss pension fund under the related leases was approximately USD 6 million (31 December 2019: USD 8 million).

›Refer to the “Composition and fair value of plan assets” table in Note 26a for more information about fair value of investments in UBS AG and UBS Group AG instruments held by the Swiss pension fund

The following amounts have been received or paid by UBS AG from and to the post-employment benefit plans located in Switzerland, the UK and the US in respect of these banking activities and arrangements.

Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS AG
Fees	19	19	22
Paid by UBS AG
Rent	3	2	3
Dividends, capital repayments and interest	10	10	10

The transaction volumes in UBS Group AG shares and UBS AG debt instruments and the balances of UBS Group AG shares held as of 31 December were:

Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.20	31.12.19
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	1,677	929
UBS AG debt instruments (par values, USD million)	16	1
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	2,556	1,778
UBS AG debt instruments (par values, USD million)	4	5

UBS Group AG shares held by post-employment benefit plans
	31.12.20	31.12.19
Number of shares (in thousands of shares)	14,112	14,991
Fair value (USD million)	199	189